Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) [Abstract]
Income Before Income Taxes
Income before provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consisted of:

(in thousands)	2011	2010	2009
Pretax income in The Netherlands	$30,232	$55,431	$72,190
Pretax income from foreign operations	65,980	117,690	100,140
	$96,212	$173,121	$172,330

Provision for Income Taxes
The provisions for income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands)	2011	2010	2009
Current—The Netherlands	$6,752	$12,265	$12,633
—Foreign	26,372	36,487	32,539
	33,124	48,752	45,172
Deferred—The Netherlands	—	—	—
—Foreign	(31,861)	(19,942)	(10,609)
	(31,861)	(19,942)	(10,609)
Total provision for income taxes	$1,263	$28,810	$34,563

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and the effective tax rate for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011		2010		2009
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$24,053	25.0%	$44,146	25.5%	$43,944	25.5%
Earnings of subsidiaries taxed at different rates	3,204	3.3	7,710	4.5	4,710	2.7
Tax impact from permanent items	5,989	6.2	3,295	1.9	—	—
Tax impact from tax exempt income	(23,382)	(24.3)	(10,283)	(6.0)	(11,039)	(6.4)
Tax contingencies, net	(1,675)	(1.7)	(1,269)	(0.7)	1,774	1.0
Taxes due to changes in tax rates	(3,521)	(3.7)	(1,400)	(0.8)	(3,671)	(2.0)
Restructuring	—	—	(12,903)	(7.5)	—	—
Prior year taxes	(2,632)	(2.7)	476	0.3	912	0.5
Other items, net	(773)	(0.8)	(962)	(0.6)	(2,067)	(1.2)
Total provision for income taxes	$1,263	1.3%	$28,810	16.6%	$34,563	20.1%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2009	$10,338
Additions based on tax positions related to the current year	322
Additions for tax positions of prior years	124
Settlements with taxing authorities	(592)
Reductions due to lapse of statute of limitations	(1,361)
Decrease from currency translation	(158)
Balance at December 31, 2010	$8,673
Additions based on tax positions related to the current year	$757
Additions for tax positions of prior years	31
Settlements with taxing authorities	(2,257)
Reductions due to lapse of statute of limitations	(207)
Decrease from currency translation	(62)
Balance at December 31, 2011	$6,935

Schedule Of Net Deferred Tax Liabilities [Text Block]
We have recorded net deferred tax liabilities of $181.5 million and $163.3 million at December 31, 2011 and 2010, respectively, which are reflected on the consolidated balance sheets at December 31, 2011 and 2010 as follows:

(in thousands)	2011	2010
Current deferred tax asset	$31,652	$30,731
Current deferred tax liabilities	(32,883)	(30,504)
Non-current deferred tax asset	26,866	37,182
Non-current deferred tax liabilities	(207,112)	(200,667)
Net deferred tax liabilities	$(181,477)	$(163,258)

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2011 and December 31, 2010 are as follows:

	2011		2010
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$10,389	$—	$13,658	$—
Accrued and other liabilities	25,981	(65)	30,138	(6,487)
Inventories	3,106	(1,578)	3,134	(1,915)
Allowance for bad debts	726	(471)	744	(473)
Currency revaluation	1,846	—	2,303	(3,588)
Depreciation and amortization	124	(19,854)	51	(9,272)
Tax credits	6,848	—	9,067	—
Unremitted profits and earnings	—	(1,175)	—	(1,042)
Intangibles	2,523	(218,027)	1,228	(206,481)
Equity awards	7,289	—	5,624	—
Other	6,553	(1,432)	7,342	(1,913)
Valuation allowance	(4,260)	—	(5,376)	—
	$61,125	$(242,602)	$67,913	$(231,171)
Net deferred tax liabilities		$(181,477)		$(163,258)